Net capital requirements - Financial Resource Requirements on Significant Foreign Regulated Broker-Dealer (Detail) (Knight Capital Europe Limited [Member], USD $)
In Thousands, unless otherwise specified
Dec. 31, 2012
Knight Capital Europe Limited [Member]
Net Capital Requirements [Line Items]
FINANCIAL RESOURCES	$ 124,329
RESOURCE REQUIREMENT	37,567
EXCESS FINANCIAL RESOURCES	$ 86,762